PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	$ 1,843,761	$ 1,633,316
Accumulated depreciation	(827,601)	(598,297)
Impairment	(52,149)	(45,437)
Property, plant and equipment, excluding construction in process, net	964,011	989,582
Construction in process	193,720	56,453
Property, plant and equipment, net	1,157,731	1,046,035
Depreciation expense	197,600	148,034	$ 120,834
Buildings
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	533,647	453,712
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	14,804	14,225
Machinery
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	1,191,780	1,074,460
Furniture, fixtures and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	75,656	64,117
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	7,643	6,351
Land
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	$ 20,231	$ 20,451